Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

3. Revenue

For the years ended December 31, 2023, 2024 and 2025, substantially all of the Group’s revenues were generated in the PRC. The disaggregated revenues by types, segments and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product sales derived from:
- E-Commerce, at point of time	2,092,215	1,999,572	2,009,790
- Brand Management, at point of time	1,264,987	1,469,561	1,841,645
- Inter-segment elimination	—	(2,205)	(1,876)
	3,357,202	3,466,928	3,849,559
Service revenue derived from
- E-Commerce, over time	5,418,263	5,929,184	6,152,425
- E-Commerce, at point of time	110,638	141,515	109,014
	5,528,901	6,070,699	6,261,439
- Brand Management, over time	6,039	4,790	3,773
- Inter-segment elimination	(80,129)	(120,188)	(169,288)
	5,454,811	5,955,301	6,095,924

Total revenue	8,812,013	9,422,229	9,945,483

Service revenue by type

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
- Online store operations	1,604,695	1,765,364	1,912,010
- Warehousing and fulfillment	2,194,469	2,189,181	2,051,679
- Digital marketing and IT solutions	1,735,776	2,120,944	2,301,523
- Inter-segment eliminations	(80,129)	(120,188)	(169,288)
Total revenues from services	5,454,811	5,955,301	6,095,924

Contract liabilities

The movement of the contract liabilities, which primarily consist of advances from customers for the years ended December 31, 2024 and 2025 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2024	163,237
Net increase	10,532
Ending Balance as of December 31, 2024	173,769
Net increase	14,214
Ending Balance as of December 31, 2025	187,983

Revenues amounted to RMB155,544 and RMB170,372 were recognized in the years ended December 31, 2024 and 2025 respectively, that were included in the balance of advance from customers at the beginning of the respective year.